Postretirement benefit plans	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Postretirement benefit plans
Postretirement benefit plans

Plan descriptions
We have various employee retirement plans including defined benefit, defined contribution and retiree health care benefit plans. For qualifying employees, we offer deferred compensation arrangements.

U.S. retirement plans:
Our principal retirement plans in the U.S. are qualified and non-qualified defined benefit pension plans, all of which were closed to new participants after November 1997; a defined contribution plan; and an enhanced defined contribution plan. The defined benefit pension plans include employees still accruing benefits as well as employees and participants who no longer accrue service-related benefits, but instead, may participate in the enhanced defined contribution plan.

Both defined contribution plans offer an employer-matching savings option that allows employees to make pre-tax contributions to various investment choices, including a TI common stock fund. Employees who elected to continue accruing a benefit in the qualified defined benefit pension plans may also participate in the defined contribution plan, where employer-matching contributions are provided for up to 2 percent of the employee’s annual eligible earnings. Employees who elected not to continue accruing a benefit in the defined benefit pension plans, and employees hired after November 1997 and through December 31, 2003, may participate in the enhanced defined contribution plan. This plan provides for a fixed employer contribution of 2 percent of the employee’s annual eligible earnings, plus an employer-matching contribution of up to 4 percent of the employee’s annual eligible earnings. Employees hired after December 31, 2003, do not receive the fixed employer contribution of 2 percent of the employee’s annual eligible earnings.

At December 31, 2013 and 2012, as a result of employees’ elections, TI’s U.S. defined contribution plans held shares of TI common stock totaling 15 million shares and 20 million shares valued at $678 million and $610 million, respectively. Dividends paid on these shares for 2013 and 2012 were $18 million and $16 million, respectively.

Our aggregate expense for the U.S. defined contribution plans was $62 million in 2013, $70 million in 2012 and $55 million in 2011.

Benefits under the qualified defined benefit pension plan are determined using a formula based upon years of service and the highest five consecutive years of compensation. We intend to contribute amounts to this plan to meet the minimum funding requirements of applicable local laws and regulations, plus such additional amounts as we deem appropriate. The non-qualified defined benefit plans are unfunded and closed to new participants.

U.S. retiree health care benefit plan:
U.S. employees who meet eligibility requirements are offered medical coverage during retirement. We make a contribution toward the cost of those retiree medical benefits for certain retirees and their dependents. The contribution rates are based upon various factors, the most important of which are an employee’s date of hire, date of retirement, years of service and eligibility for Medicare benefits. The balance of the cost is borne by the plan’s participants. Employees hired after January 1, 2001, are responsible for the full cost of their medical benefits during retirement.

Non-U.S. retirement plans:
We provide retirement coverage for non-U.S. employees, as required by local laws or to the extent we deem appropriate, through a number of defined benefit and defined contribution plans. Retirement benefits are generally based on an employee’s years of service and compensation. Funding requirements are determined on an individual country and plan basis and are subject to local country practices and market circumstances.

As of December 31, 2013 and 2012, as a result of employees’ elections, TI’s non-U.S. defined contribution plans held TI common stock valued at $15 million and $13 million, respectively. Dividends paid on these shares of TI common stock for 2013 and 2012 were not material.

Effect on the statements of income and balance sheets
Expense related to defined benefit and retiree health care benefit plans was as follows:

	U.S. Defined Benefit			U.S. Retiree Health Care			Non-U.S. Defined Benefit
	2013	2012	2011	2013	2012	2011	2013	2012	2011
Service cost	$26	$24	$22	$5	$5	$4	$41	$45	$41
Interest cost	45	44	46	20	25	25	61	75	69
Expected return on plan assets	(48)	(50)	(45)	(24)	(23)	(21)	(67)	(78)	(83)
Amortization of prior service cost (credit)	1	1	1	4	3	2	(3)	(4)	(4)
Recognized net actuarial loss	21	16	23	11	13	13	31	41	40
Net periodic benefit costs	45	35	47	16	23	23	63	79	63

Settlement losses (a) (b)	41	—	—	—	—	—	4	193	—
Curtailment losses (gains)	—	—	—	—	(1)	5	(7)	—	2
Special termination benefit losses (gains) (b)	—	(1)	4	—	—	—	—	(337)	—
Total, including other postretirement losses (gains)	$86	$34	$51	$16	$22	$28	$60	$(65)	$65
(a) Includes non-restructuring- and restructuring-related settlement losses.
(b) Transfer of Japan substitutional pension in 2012: In Japan, we maintain employee pension fund plans (EPFs) pursuant to the Japanese Welfare Pension Insurance Law (JWPIL). An EPF consists of two portions: a substitutional portion based on JWPIL-determined minimum old-age pension benefits similar to Social Security benefits in the United States and a corporate portion established at the discretion of each employer. Employers and employees are exempt from contributing to the Japanese Pension Insurance (JPI) if the substitutional portion is funded by an EPF.

The JWPIL was amended to permit each EPF to separate the substitutional portion and transfer those obligations and related assets to the government of Japan. After such a transfer, the employer is required to contribute periodically to JPI, and the government of Japan is responsible for future benefit payments relating to the substitutional portion.

During the third quarter of 2012, our EPF received final approval for such a separation and transferred the obligations and assets of its substitutional portion to the government of Japan. On a pre-tax basis, this resulted in a net gain of $144 million recorded in Restructuring charges/other on our Consolidated statements of income and included in Other, as shown in Note 3. This net gain of $144 million consisted of two parts - a gain of $337 million, representing the difference between the fair values of the obligations settled of $533 million and the assets transferred from the pension trust to the government of Japan of $196 million, offset by a settlement loss of $193 million related to the recognition of previously unrecognized actuarial losses included in AOCI.

For the U.S. qualified pension and retiree health care plans, the expected return on plan assets component of net periodic benefit cost is based upon a market-related value of assets. In accordance with U.S. GAAP, the market-related value of assets is the fair value adjusted by a smoothing technique whereby certain gains and losses are phased in over a period of three years.

Changes in the benefit obligations and plan assets for the defined benefit and retiree health care benefit plans were as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
	2013	2012	2013	2012	2013	2012
Change in plan benefit obligation:
Benefit obligation at beginning of year	$1,098	$959	$509	$521	$2,414	$2,748
Service cost	26	24	5	5	41	45
Interest cost	45	44	20	25	61	75
Participant contributions	—	—	18	17	1	1
Benefits paid	(9)	(45)	(47)	(47)	(81)	(83)
Medicare subsidy	—	—	3	5	—	—
Actuarial (gain) loss	(27)	116	(36)	(17)	96	222
Settlements	(178)	—	—	—	(30)	(533)
Curtailments	—	1	—	(1)	(28)	—
Special termination benefit losses (gains)	—	(1)	—	—	—	—
Plan amendments	—	—	—	1	—	—
Effects of exchange rate changes	—	—	—	—	(237)	(61)
Other	—	—	—	—	39	—
Benefit obligation at end of year (BO)	$955	$1,098	$472	$509	$2,276	$2,414

Change in plan assets:
Fair value of plan assets at beginning of year	$1,071	$914	$517	$431	$2,218	$2,211
Actual return on plan assets	1	95	41	37	201	207
Employer contributions (funding of qualified plans)	43	104	—	78	62	134
Employer contributions (payments for non-qualified plans)	13	3	—	—	—	—
Participant contributions	—	—	18	17	1	1
Benefits paid	(9)	(45)	(45)	(46)	(81)	(83)
Settlements	(178)	—	—	—	(30)	(196)
Effects of exchange rate changes	—	—	—	—	(232)	(56)
Other	—	—	(46)	—	40	—
Fair value of plan assets at end of year (FVPA)	$941	$1,071	$485	$517	$2,179	$2,218

Funded status (FVPA – BO) at end of year	$(14)	$(27)	$13	$8	$(97)	$(196)

Amounts recognized on the balance sheet as of December 31, 2013, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$44	$16	$70	$130
Accrued expenses and other liabilities	(7)	—	(5)	(12)
Underfunded retirement plans	(51)	(3)	(162)	(216)
Funded status (FVPA – BO) at end of year	$(14)	$13	$(97)	$(98)

Amounts recognized on the balance sheet as of December 31, 2012, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$34	$12	$22	$68
Accrued expenses and other liabilities	(8)	—	(6)	(14)
Underfunded retirement plans	(53)	(4)	(212)	(269)
Funded status (FVPA – BO) at end of year	$(27)	$8	$(196)	$(215)

Contributions to the plans meet or exceed all minimum funding requirements. We expect to contribute about $50 million to our retirement benefit plans in 2014. The amounts shown for underfunded U.S. defined benefit plans were for non-qualified pension plans. We do not fund these non-qualified plans because contributions to them are not tax deductible until the benefit is actually paid to the employee. As of December 31, 2013 and 2012, the unfunded benefit obligations of the U.S. non-qualified plans were $58 million and $61 million, respectively.

Accumulated benefit obligations, which are generally less than the projected benefit obligations as they exclude the impact of future salary increases, were $882 million and $1.01 billion at year-end 2013 and 2012, respectively, for the U.S. defined benefit plans, and $2.12 billion and $2.23 billion at year-end 2013 and 2012, respectively, for the non-U.S. defined benefit plans.

The amounts recorded in AOCI for the years ended December 31, 2013 and 2012, are detailed below by plan type:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit		Total
	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost
AOCI balance, December 31, 2012, net of taxes	$176	$(1)	$112	$13	$413	$(19)	$701	$(7)
Changes in AOCI by category in 2013:
Adjustments	20	—	(53)	—	(132)	4	(165)	4
Reclassification to Net income	(62)	(1)	(11)	(4)	(35)	10	(108)	5
Tax expense (benefit)	15	—	23	1	59	(4)	97	(3)
Total change to AOCI in 2013	(27)	(1)	(41)	(3)	(108)	10	(176)	6
AOCI balance, December 31, 2013, net of taxes	$149	$(2)	$71	$10	$305	$(9)	$525	$(1)

The estimated amounts of net actuarial loss and unrecognized prior service cost (credit) included in AOCI as of December 31, 2013, that are expected to be amortized into net periodic benefit cost over the next fiscal year are: $26 million and $1 million for the U.S. defined benefit plans; $7 million and $4 million for the U.S. retiree health care plan; and $26 million and ($2) million for the non-U.S. defined benefit plans.

Information on plan assets
We report and measure the plan assets of our defined benefit pension and other postretirement plans at fair value. The tables below set forth the fair value of our plan assets as of December 31, 2013 and 2012, using the same three-level hierarchy of fair-value inputs described in Note 9.

	Fair Value December 31, 2013	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plan
Money market collective trusts	$27	$—	$27	$—
U.S. Government agency and Treasury securities	208	—	208	—
U.S. bond funds	372	—	372	—
U.S. equity funds and option collars	217	—	217	—
International equity funds	80	—	80	—
Limited partnerships	37	—	—	37
Total	$941	$—	$904	$37

Assets of U.S. retiree health care plan
Money market collective trusts	$45	$—	$45	$—
U.S. bond funds	193	193	—	—
U.S. equity funds and option collars	176	—	176	—
International equity funds	71	—	71	—
Total	$485	$193	$292	$—

Assets of non-U.S. defined benefit plans
Cash and money market collective trusts	$46	$44	$2	$—
Local market bond funds	1,065	353	712	—
International/global bond funds	410	—	410	—
Local market equity funds	114	6	108	—
International/global equity funds	536	—	536	—
Other investments	8	—	—	8
Total	$2,179	$403	$1,768	$8

	Fair Value December 31, 2012	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plan
Money market collective trusts	$119	$—	$119	$—
U.S. Government agency and Treasury securities	247	—	247	—
U.S. bond funds	368	—	368	—
U.S. equity funds and option collars	219	—	219	—
International equity funds	81	—	81	—
Limited partnerships	37	—	—	37
Total	$1,071	$—	$1,034	$37

Assets of U.S. retiree health care plan
Money market collective trusts	$49	$—	$49	$—
U.S. bond funds	205	205	—	—
U.S. equity funds and option collars	197	46	151	—
International equity funds	66	—	66	—
Total	$517	$251	$266	$—

Assets of non-U.S. defined benefit plans
Cash and money market collective trusts	$133	$88	$45	$—
Local market bond funds	942	183	759	—
International/global bond funds	343	19	324	—
Local market equity funds	204	20	184	—
International/global equity funds	564	—	564	—
Other investments	32	—	13	19
Total	$2,218	$310	$1,889	$19

The investments in our major benefit plans largely consist of low-cost, broad-market index funds to mitigate risks of concentration within market sectors. Our investment policy is designed to better match the interest rate sensitivity of the plan assets and liabilities. The appropriate mix of equity and bond investments is determined primarily through the use of detailed asset-liability modeling studies that look to balance the impact of changes in the discount rate against the need to provide asset growth to cover future service cost. Most of our plans around the world have a greater proportion of fixed income securities with return characteristics that are more closely aligned with changes in the liabilities caused by discount rate volatility. For the U.S. plans, we utilize an option collar strategy to reduce the volatility of returns on investments in U.S. equity funds.

The only Level 3 assets in our worldwide benefit plans are certain private equity limited partnerships in our U.S. pension plan and a diversified property fund in a non-U.S. pension plan. These investments are valued using inputs from the fund managers and internal models. The following table summarizes the change in the fair values for Level 3 plan assets for the years ending December 31, 2013 and 2012:

	Level 3 Plan Assets
	U.S. Defined Benefit	Non-U.S. Defined Benefit
Balance, December 31, 2011	$35	$18
Redemptions	(2)	—
Unrealized gain	4	1
Balance, December 31, 2012	37	19
Redemptions	—	(10)
Unrealized loss	—	(1)
Balance, December 31, 2013	$37	$8

Assumptions and investment policies

	Defined Benefit		U.S. Retiree Health Care
	2013	2012	2013	2012
Weighted average assumptions used to determine benefit obligations:
U.S. discount rate	5.11%	4.16%	4.83%	3.97%
Non-U.S. discount rate	3.01%	2.80%

U.S. average long-term pay progression	3.50%	3.50%
Non-U.S. average long-term pay progression	3.11%	3.10%

Weighted average assumptions used to determine net periodic benefit cost:
U.S. discount rate	4.59%	4.92%	3.94%	4.86%
Non-U.S. discount rate	2.74%	2.88%

U.S. long-term rate of return on plan assets	5.25%	6.00%	4.75%	5.50%
Non-U.S. long-term rate of return on plan assets	3.34%	3.83%

U.S. average long-term pay progression	3.60%	3.50%
Non-U.S. average long-term pay progression	3.01%	3.17%

We utilize a variety of methods to select an appropriate discount rate depending on the depth of the corporate bond market in the country in which the benefit plan operates. In the U.S., we use a settlement approach whereby a portfolio of bonds is selected from the universe of actively traded high-quality U.S. corporate bonds. The selected portfolio is designed to provide cash flows sufficient to pay the plan’s expected benefit payments when due. The resulting discount rate reflects the rate of return of the selected portfolio of bonds. For our non-U.S. locations with a sufficient number of actively traded high-quality bonds, an analysis is performed in which the projected cash flows from the defined benefit plans are discounted against a yield curve constructed with an appropriate universe of high-quality corporate bonds available in each country. In this manner, a present value is developed. The discount rate selected is the single equivalent rate that produces the same present value. Both the settlement approach and the yield curve approach produce a discount rate that recognizes each plan’s distinct liability characteristics. For countries that lack a sufficient corporate bond market, a government bond index adjusted for an appropriate risk premium is used to establish the discount rate.

Assumptions for the expected long-term rate of return on plan assets are based on future expectations for returns for each asset class and the effect of periodic target asset allocation rebalancing. We adjust the results for the payment of reasonable expenses of the plan from plan assets. We believe our assumptions are appropriate based on the investment mix and long-term nature of the plans’ investments. Assumptions used for the non-U.S. defined benefit plans reflect the different economic environments within the various countries.

The table below shows target allocation ranges for the plans that hold a substantial majority of the defined benefit assets.

Asset Category	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit
Equity securities	35%	50%	0% - 40%
Fixed income securities and cash equivalents	65%	50%	60% - 100%

We intend to rebalance the plans’ investments when they are not within the target allocation ranges. Additional contributions are invested consistent with the target ranges and may be used to rebalance the portfolio. The investment allocations and individual investments are chosen with regard to the duration of the obligations of each plan. About half of the assets in the retiree health care benefit plan are invested in a series of Voluntary Employee Benefit Association trusts.

Weighted average asset allocations as of December 31, are as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
Asset Category	2013	2012	2013	2012	2013	2012
Equity securities	35%	31%	51%	51%	30%	36%
Fixed income securities	62%	58%	40%	40%	68%	58%
Cash equivalents	3%	11%	9%	9%	2%	6%

None of the plan assets related to the defined benefit pension plans and retiree health care benefit plan are directly invested in TI common stock. As of December 31, 2013, we do not expect to return any of the defined benefit pension plans’ assets to TI in the next 12 months.

The following table shows the benefits we expect to pay to participants from the plans in the next ten years. Almost all of the payments will be made from plan assets and not from company assets.

	U.S. Defined Benefit	U.S. Retiree Health Care	Medicare Subsidy	Non-U.S. Defined Benefit
2014	$208	$36	$(4)	$81
2015	102	37	(4)	84
2016	105	39	(4)	86
2017	104	40	(5)	91
2018	101	41	(5)	94
2019 - 2023	421	196	(13)	521

Assumed health care cost trend rates for the U.S. retiree health care plan at December 31 are as follows:

	2013	2012
Assumed health care cost trend rate for next year	7.0%	7.0%
Ultimate trend rate	5.0%	5.0%
Year in which ultimate trend rate is reached	2022	2018

A one percentage point increase or decrease in health care cost trend rates over all future periods would have increased or decreased the accumulated postretirement benefit obligation for the U.S. retiree health care plan at December 31, 2013, by $22 million or $18 million, respectively. The service cost and interest cost components of 2013 plan expense would have increased or decreased by $2 million or $1 million, respectively.

Deferred compensation arrangements
We have a deferred compensation plan that allows U.S. employees whose base salary and management responsibility exceed a certain level to defer receipt of a portion of their cash compensation. Payments under this plan are made based on the participant’s distribution election and plan balance. Participants can earn a return on their deferred compensation based on notional investments in the same investment funds that are offered in our defined contribution plans. In connection with the National acquisition, we assumed its deferred compensation plan, consisting of obligations and matching assets held in a Rabbi trust.

As of December 31, 2013, our liability to participants of the deferred compensation plans was $197 million and is recorded in Deferred credits and other liabilities on our Consolidated balance sheets. This amount reflects the accumulated participant deferrals and earnings thereon as of that date. Except for the Rabbi trust assets of $37 million, no other assets are held in trust for the deferred compensation plans and so we remain liable to the participants. To serve as an economic hedge against changes in fair values of this liability, we invest in similar mutual funds that are recorded in Long-term investments. We record changes in the fair value of the liability and the related investment in SG&A as discussed in Note 9.